Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis (Detail)							12 Months Ended
		Jul. 29, 2019	Jan. 23, 2019	Jul. 20, 2018	Jan. 01, 2018	Jul. 18, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Forfeited							0		0		0
E S O P equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance	[1]				251,302		445,401		251,302
Number of shares, Granted		161,172	48,651	260,133	26,946	262,069	209,823	[1]	287,079	[1]	262,069
Number of shares, Forfeited							(48,662)	[1]	(35,091)	[1]	(10,767)
Number of shares, Exercised	[1]						(145,579)		(57,889)
Number of shares, Expired	[1]						(392)
Number of shares, Ending balance	[1]						460,591		445,401		251,302
Number of shares, Exercisable	[1]						8,505		5,275
E S O P cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance	[1]				533,502		890,624		533,502
Number of shares, Granted		306,452	90,744	543,733	58,660	567,056	397,196	[1]	602,393	[1]	567,056	[1]
Number of shares, Forfeited							(94,297)	[1]	(101,430)		(33,554)	[1]
Number of shares, Exercised							(305,760)	[1]	(143,841)
Number of shares, Expired	[1]						(176)
Number of shares, Ending balance	[1]						887,587		890,624		533,502
Number of shares, Exercisable	[1]						3,840		2,373

[1]	One point is equal to one share.